Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio Shares
Prospectus [Line Items]
Annual Return [Percent]	11.17%	7.20%	11.44%	(16.70%)	8.72%	3.50%	9.97%	(1.99%)	12.37%
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio Shares
Prospectus [Line Items]
Annual Return [Percent]	12.70%	9.20%	13.52%	(47.60%)	12.32%	2.01%	10.58%	(2.37%)	15.42%
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio Shares
Prospectus [Line Items]
Annual Return [Percent]	16.01%	14.15%	18.34%	(19.57%)	20.79%	(2.15%)	12.00%	(3.65%)	22.82%